Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 6,743	$ 7,838
Trade and other receivables (note 5)	814	658
Inventory	375	1,203
Prepaid expenses and other current assets (note 21)	1,123	1,211
Total current assets	9,055	10,910
Restricted cash equivalents	313	364
Right of use assets (note 6)	190	582
Property, plant and equipment	25	35
Identifiable intangible assets	32	40
Goodwill (note 7)	8,054	8,050
Total assets	17,669	19,981
Current liabilities
Payables and accrued liabilities (note 8)	1,697	2,148
Provision for restructuring and other costs (note 9)	107	418
Income taxes payable		1,448
Current portion of deferred revenues	596	991
Current portion of lease liabilities (note 10)	119	648
Current portion of warrant liability (note 11)	12	6
Total current liabilities	2,531	5,659
Deferred revenues	148	185
Lease liabilities (note 10)	103	255
Warrant liability (note 11)		2,249
Employee future benefits (note 12)	13,678	13,788
Non-current provision for restructuring and other costs (note 9)	278	308
Total liabilities	16,738	22,444
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital	226,724	224,528
Warrants (note 13)	4,237
Other capital	89,467	89,806
Deficit	(319,592)	(316,891)
Accumulated other comprehensive income ("AOCI")	95	94
Total shareholders' equity (deficiency)	931	(2,463)
Total liabilities and shareholders' equity (deficiency)	$ 17,669	$ 19,981